Selected Income Statement Data	12 Months Ended
Dec. 31, 2023
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 19 - Selected Income Statement Data

A.	Revenues

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Sales of productss	301,899	307,791	259,332
Service fees	13,476	13,118	10,327

	315,375	320,909	269,659

In 2023, one customer accounted for 15% of total revenues. In 2022, one customer accounted for 11% of total revenues. In 2021, no customer accounted for more than 10% of revenues.

B.	Selling, general and administrative expenses
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Selling (*)	36,896	38,249	33,614
General and administrative	13,855	11,250	9,359

	50,751	49,499	42,973

(*) Including shipping and handling costs	2,744	2,294	1,867

C.	Financial income, net
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Interest income	24,051	8,648	1,408
Convertible notes amortization	(1,094)	(1,094)	(113)
Other, net (*)	(739)	(864)	(265)

	22,218	6,690	1,030

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(78), $(351), and $58 in 2023, 2022 and 2021, respectively.